Property, Plant and Equipment - Rollforward (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	$ 399,932	$ 294,891
Additions	128,230	145,000	$ 181,631
Ending balance	453,383	399,932	294,891
Cost
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	587,912	407,492	211,441
Additions	128,230	145,000	181,631
Disposals	9,484	2,387	1,778
Transfer from inventory	766	3,322	5,251
Reclassification	0	0	0
Effect of foreign exchange difference	13,001	34,485	10,947
Ending balance	720,425	587,912	407,492
Accumulated depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	(187,980)	(112,601)	(62,999)
Additions	81,489	66,605	47,340
Disposals	(6,081)	(1,960)	(734)
Effect of foreign exchange difference	3,654	10,734	2,996
Ending balance	(267,042)	(187,980)	(112,601)
Batteries
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	308,289	231,631
Ending balance	355,531	308,289	231,631
Batteries | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	397,452	278,973	133,675
Additions	88,689	95,168	137,791
Disposals	158	60	57
Transfer from inventory	0	0	0
Reclassification	0	0	0
Effect of foreign exchange difference	6,985	23,371	7,564
Ending balance	492,968	397,452	278,973
Batteries | Accumulated depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	(89,163)	(47,342)	(21,441)
Additions	46,514	36,861	24,643
Disposals	(67)	(32)	(34)
Effect of foreign exchange difference	1,827	4,992	1,292
Ending balance	(137,437)	(89,163)	(47,342)
Machinery equipment
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	64,889	39,255
Ending balance	75,576	64,889	39,255
Machinery equipment | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	108,106	66,818	35,153
Additions	27,856	36,022	31,236
Disposals	5,806	941	1,376
Transfer from inventory	0	0	0
Reclassification	49	0	14
Effect of foreign exchange difference	4,221	6,207	1,791
Ending balance	134,426	108,106	66,818
Machinery equipment | Accumulated depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	(43,217)	(27,563)	(16,603)
Additions	18,060	13,949	10,689
Disposals	(3,248)	(790)	(455)
Effect of foreign exchange difference	821	2,495	726
Ending balance	(58,850)	(43,217)	(27,563)
Transportation equipment
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	7,695	5,648
Ending balance	6,103	7,695	5,648
Transportation equipment | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	10,838	7,013	1,008
Additions	457	330	695
Disposals	417	455	146
Transfer from inventory	766	3,322	5,251
Reclassification	0	0	0
Effect of foreign exchange difference	175	628	205
Ending balance	11,819	10,838	7,013
Transportation equipment | Accumulated depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	(3,143)	(1,365)	(896)
Additions	2,809	1,916	538
Disposals	(303)	(310)	(104)
Effect of foreign exchange difference	67	172	35
Ending balance	(5,716)	(3,143)	(1,365)
Tooling equipment
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	4,211	5,496
Ending balance	3,279	4,211	5,496
Tooling equipment | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	35,630	27,475	20,359
Additions	4,781	6,020	6,416
Disposals	829	0	0
Transfer from inventory	0	0	0
Reclassification	0	0	0
Effect of foreign exchange difference	594	2,135	700
Ending balance	40,176	35,630	27,475
Tooling equipment | Accumulated depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	(31,419)	(21,979)	(14,137)
Additions	5,748	7,594	7,268
Disposals	(813)	0	0
Effect of foreign exchange difference	543	1,846	574
Ending balance	(36,897)	(31,419)	(21,979)
Office equipment
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	683	835
Ending balance	479	683	835
Office equipment | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	2,552	2,346	1,947
Additions	241	282	404
Disposals	166	244	84
Transfer from inventory	0	0	0
Reclassification	2	9	21
Effect of foreign exchange difference	192	159	58
Ending balance	2,821	2,552	2,346
Office equipment | Accumulated depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	(1,869)	(1,511)	(1,158)
Additions	454	482	396
Disposals	(15)	(237)	(81)
Effect of foreign exchange difference	34	113	38
Ending balance	(2,342)	(1,869)	(1,511)
Leasehold improvements
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	13,488	10,733
Ending balance	12,341	13,488	10,733
Leasehold improvements | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	32,657	23,574	18,618
Additions	4,208	142	3,069
Disposals	2,090	687	115
Transfer from inventory	0	0	0
Reclassification	2,536	7,697	1,408
Effect of foreign exchange difference	830	1,931	594
Ending balance	38,141	32,657	23,574
Leasehold improvements | Accumulated depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	(19,169)	(12,841)	(8,764)
Additions	7,904	5,803	3,806
Disposals	(1,635)	(591)	(60)
Effect of foreign exchange difference	362	1,116	331
Ending balance	(25,800)	(19,169)	(12,841)
Construction in progress
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	677	1,293
Ending balance	74	677	1,293
Construction in progress | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	677	1,293	681
Additions	1,998	7,036	2,020
Disposals	18	0	0
Transfer from inventory	0	0	0
Reclassification	(2,587)	(7,706)	(1,443)
Effect of foreign exchange difference	4	54	35
Ending balance	74	677	1,293
Construction in progress | Accumulated depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	0	0	0
Additions	0	0	0
Disposals	0	0	0
Effect of foreign exchange difference	0	0	0
Ending balance	$ 0	$ 0	$ 0